Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Entity Registrant Name	CYBERARK SOFTWARE LTD.
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity File Number	001-36625
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	9 Hapsagot St.
Entity Address, Address Line Two	Park Ofer B
Entity Address, Address Line Three	P.O. BOX 3143
Entity Address, City or Town	Petach-Tikva
Entity Address Country	IL
Entity Address, Postal Zip Code	4951040
Title of 12(b) Security	Ordinary shares, par value NIS 0.01 per share
Trading Symbol	CYBR
Name of Exchange on which Security is Registered	NASDAQ
Entity Common Stock, Shares Outstanding	49,426,711
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001598110
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Firm ID	1281
Auditor Location	Tel-Aviv, Israel
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Entity Registrant Name	CyberArk Software Ltd.
Contact Personnel Name	Donna Rahav
Entity Address, Address Line One	9 Hapsagot St.
Entity Address, Address Line Two	Park Ofer B
Entity Address, Address Line Three	P.O. BOX 3143
Entity Address, City or Town	Petach-Tikva
Entity Address Country	IL
Entity Address, Postal Zip Code	4951040
City Area Code	972 (3)
Local Phone Number	918-0000